Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 415,131	$ 680,549	$ 3,532,199
Accounts receivable – trade, net of $176,227 allowance – September 30, 2024 and $200,668 – December 31, 2023	1,593,622	1,584,662	2,044,056
Other receivables, net of $25,000 allowance – September 30, 2024 and $5,000 – December 31, 2023	3,659,913	3,107,634	4,076,522
Inventories, net	2,325,118	3,845,281	6,839,406
Prepaid expenses	6,325,183	6,366,368	8,466,413
Total current assets	14,318,967	15,584,494	24,958,596
Property, plant, and equipment, net	444,603	7,283,702	7,898,686
Goodwill and other intangible assets, net	11,150,545	16,510,422	17,872,970
Operating lease right of use assets, net	515,538	1,053,159	782,129
Other assets	5,833,516	6,597,032	5,155,681
Total assets	32,263,169	47,028,809	56,668,062
Current liabilities:
Accounts payable	12,247,613	10,732,089	9,477,355
Accrued expenses	3,596,680	3,269,330	1,090,967
Current portion of operating lease obligations	82,974	279,538	294,617
Contract liabilities – current portion	4,068,578	2,937,168	2,154,874
Notes payable – related party – current portion	2,800,000	2,700,000
Debt obligations – current portion	3,438,910	1,260,513	485,373
Warrant derivative liabilities	1,266,073	1,369,738
Income taxes payable		61	8,097
Total current liabilities	27,500,828	22,548,437	13,511,283
Long-term liabilities:
Debt obligations – long term	141,949	4,853,237	442,467
Operating lease obligation – long term	432,563	827,836	555,707
Contract liabilities – long term	6,625,694	7,340,459	5,818,082
Lease Deposit	10,445	10,445
Total liabilities	34,711,479	35,580,414	20,327,539
Commitments and contingencies
Stockholders’ Equity (Deficit):
Preferred stock, $0.001 par value per share; 10,000,000 shares authorized; none issued or outstanding at September 30, 2024 and December 31, 2023
Common stock, $0.001 par value per share; 200,000,000 shares authorized; shares issued: 4,025,092 shares issued – September 30, 2024 and 2,800,752 shares issued – December 31, 2023	4,025	2,801	2,721
Additional paid in capital	128,967,685	128,441,083	127,869,342
Noncontrolling interest in consolidated subsidiary	(1,265,852)	673,292	448,694
Accumulated deficit	(130,154,168)	(117,668,781)	(91,980,234)
Total stockholders’ equity (deficit)	(2,448,310)	11,448,395	36,340,523
Total liabilities and stockholders’ equity (deficit)	$ 32,263,169	$ 47,028,809	$ 56,668,062